Mar. 15, 2016
RiverFront Strategic Income Fund

ALPS ETF TRUST

RiverFront Strategic Income Fund (NYSE ARCA: RIGS)

SUPPLEMENT DATED MARCH 15, 2016

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 31, 2015

Effective March 31, 2016:

The Fund’s sub-adviser’s fee waiver of all of its 0.24 % annual sub-advisory fee payable by the Fund will lapse and will not be renewed.

The Fund’s 0.46% management fee will consist of a fee of 0.11% paid to the Fund’s investment adviser and a fee of 0.35% paid to the Fund’s sub-adviser.

The Fund’s sub-adviser will voluntarily waive all of its 0.35 % annual sub-advisory fee payable by the Fund until June 30, 2016.